UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:    811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.

(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip code)

Dana DeVivo

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    June 30, 2018

Item 1. Reports to Stockholders.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2018. The total returns for Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended June 30, 2018
Cohen & Steers Preferred Securities and Income Fund:
Class A	–2.54%
Class C	–2.80%
Class F	–2.29%
Class I	–2.38%
Class R	–2.54%
Class Z	–2.29%
ICE BofAML Fixed-Rate Preferred Securities Index[a]	0.04%
Blended Benchmark—60% ICE BofAML US IG Institutional Capital Securities Index/30% ICE BofAML Core Fixed-Rate Preferred Securities Index/10% Bloomberg Barclays Developed Market USD Contingent Capital Index[a]	–1.57%
S&P 500 Index[a]	2.65%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, where applicable, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 3.75% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

[a]

The ICE BofAML Fixed-Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The ICE BofAML US IG Institutional Capital Securities Index is a subset of the ICE BofAML US Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The ICE BofAML Core Fixed-Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market, excluding $1,000 par securities. The Bloomberg Barclays Developed Market USD Contingent Capital Index includes hybrid capital securities in developed markets with explicit equity conversion or write down loss absorption mechanisms that are based on an issuer’s regulatory capital ratio or other explicit solvency-based triggers. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance. Benchmark returns are shown for comparative purposes only and may not be representative of the Fund’s portfolio.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

The Fund makes regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund’s investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund’s assets. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Market Review

Against a backdrop of rising interest rates and widening credit spreads, preferred securities had a negative total return in the first half of 2018, but outperformed U.S. Treasuries and investment-grade corporate bonds.

The yield on the 10-year U.S. Treasury rose from 2.4% to as high as 3.1% on a strengthening U.S. economy and rising inflation pressures, driven in part by tax cuts enacted at the end of 2017. However, bond yields settled around 2.8% by the end of June amid concerns of slowing growth in Europe and escalating trade tensions.

Preferreds generally outperformed other fixed income categories, helped in part by relatively high yields, shorter average durations and strengthening bank credit fundamentals. However, there was a sharp divergence within the preferreds market, as retail exchange-listed issues generally advanced, while the institutional over-the-counter (OTC) market declined.

Performance in the exchange-listed market was strongly influenced by technical factors. Despite negative investor sentiment toward fixed income broadly during the period, demand for exchange-listed issues remained relatively healthy. At the same time, the available pool of exchange-listed securities declined, as several issuers redeemed securities without issuing new ones. As a result, preferred exchange-traded funds (ETFs)—which invest almost exclusively in $25 par exchange-listed preferreds and now control roughly 20% of the $25 market—were forced to reinvest substantial funds into a shrinking market. These asset flows kept prices in the $25 market from falling, and in some cases, pushed prices higher, even though many of the securities trade at premiums.

Fund Performance

The Fund had a negative total return in the six months ended June 30, 2018 and underperformed its blended benchmark. Coming into the year, the Fund was positioned defensively relative to interest-rate risk and consequently was underweight many of the higher-duration exchange-listed preferreds. Despite the rise in interest rates, these securities generally outperformed amid the favorable supply-demand picture. However, the Fund benefited from our opportunistic allocation to preferred ETFs, added late in the period as an efficient way to gain exposure to the exchange-listed market on a tactical basis.

The Fund’s exposure to contingent capital securities (CoCos) also detracted from relative performance. The securities generally declined as growth in Europe slowed from its strong pace in 2017 and as political uncertainties in Italy, Spain and Germany added to the risk premiums demanded by investors. As well, new issuance weighed on the market given the weak backdrop. We believed the

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

political backdrop and outlook for more supply made European issues somewhat less appealing on a risk-weighted basis, and we reduced our exposure to the region, including the U.K. We also implemented a modest currency hedge designed to soften the potential impact of a decline in the euro should markets become more concerned about anti-EU sentiment.

The insurance sector underperformed, largely due to weakness in Europe. Security selection in the sector detracted from relative performance. This included several out-of-benchmark securities that were pressured by new issues that came to market. In the banking sector, the Fund did not own a long-dated OTC-traded issue from Bank of America that was called at a substantial premium.

Security selection in the real estate sector detracted modestly from relative performance. REIT preferreds declined early in the period as rising interest rates and widening credit spreads impacted many low-coupon issues that came to market in late 2017. REIT preferreds later recovered, aided by healthy issuer fundamentals. Leading the advance were securities of retail-related property issuers, which, after underperforming amid negative news flow in the space, rebounded as retail sales improved and property owners’ earnings releases showed greater-than-expected resiliency.

In general, an underweight in European hybrid securities aided relative performance, as they underperformed as credit spreads widened. The Fund also benefited from holding several out-of-index securities from Bank of America that outperformed after garnering credit upgrades and being added to the investment-grade preferred benchmark. Not owning several high-coupon, exchange-listed issues from HSBC Holdings also aided relative performance. The securities, which had been trading at premiums, declined on par redemption announcements.

Impact of Derivatives on Fund Performance

The Fund used derivatives in the form of currency options for hedging purposes, as well as forward foreign currency exchange contracts for managing currency risk on certain Fund positions denominated in foreign currencies. The forward foreign currency exchange contracts contributed to the Fund’s total return during the six-month period ended June 30, 2018, while the currency options had no impact on the Fund’s total return for the period.

Sincerely,

WILLIAM F. SCAPELL Portfolio Manager	ELAINE ZAHARIS-NIKAS Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate securities, listed infrastructure, commodities and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2018

	Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	–3.69%[a]	–1.51%[b]	—	—	—	—
1 Year (without sales charge)	0.06%	–0.51%	0.42%	0.37%	–0.02%	0.49%
5 Years (with sales charge)	5.37%[a]	5.51%	—	—	—	—
5 Years (without sales charge)	6.18%	5.51%	—	6.55%	—	—
Since Inception[c] (with sales charge)	7.55%[a]	7.34%	—	—	—	—
Since Inception[c] (without sales charge)	8.05%	7.34%	3.49%	8.41%	5.15%	5.68%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2018 prospectus, as supplemented on June 18, 2018, were as follows: Class A—1.16% and 1.16%; Class C—1.81% and 1.81%; Class F—0.81% and 0.81%; Class I—0.87% and 0.85%; Class R—1.31% and 1.31%; and Class Z—0.81% and 0.81%. The investment advisor has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2020, so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.20% for Class A shares, 1.85% for Class C shares, 0.85% for Class F shares, 0.85% for Class I shares, 1.35% for Class R shares and 0.85% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

[a]	Reflects a 3.75% front-end sales charge.
[b]	Reflects a contingent deferred sales charge of 1.00%.
[c]	Inception date of May 3, 2010 for Class A, C and I shares, April 3, 2017 for Class F shares and October 1, 2014 for Class R and Z shares.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018—June 30, 2018.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period[a] January 1, 2018— June 30, 2018
Class A
Actual (–2.54% return)	$1,000.00	$974.60	$5.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.09	$5.76

Class C
Actual (–2.80% return)	$1,000.00	$972.00	$8.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.87	$9.00

Class F
Actual (–2.29% return)	$1,000.00	$977.10	$3.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.83	$4.01

Class I
Actual (–2.38% return)	$1,000.00	$976.20	$4.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.58	$4.26

Class R
Actual (–2.54% return)	$1,000.00	$974.60	$6.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.35	$6.51

Class Z
Actual (–2.29% return)	$1,000.00	$977.10	$3.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.83	$4.01

[a]

Expenses are equal to the Fund’s Class A, Class C, Class F, Class I, Class R and Class Z annualized net expense ratios of 1.15%, 1.80%, 0.80%, 0.85%, 1.30% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

June 30, 2018

Top Ten Holdingsa

(Unaudited)

Security	Value	% of Net Assets
iShares US Preferred Stock ETF	$212,557,544	3.0
Rabobank Nederland, 11.00% to 6/30/19, 144A (Netherlands)	176,431,150	2.5
General Electric Co., 5.00% to 1/21/21, Series D	154,441,819	2.2
Invesco Preffered ETF	135,555,755	1.9
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S	133,099,688	1.9
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)	118,999,077	1.7
Wells Fargo & Co., 6.111%, Series K (FRN)	110,410,661	1.5
GMAC Capital Trust I, 8.128%, due 2/15/40, Series 2 (TruPS) (FRN)	108,457,755	1.5
Prudential Financial, 5.625% to 6/15/23, due 6/15/43	102,050,235	1.4
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)	100,379,898	1.4

[a]

Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown

(Based on Net Assets)

(Unaudited)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

		Number of Shares	Value
EXCHANGE-TRADED FUNDS	4.9%
Invesco Preferred ETF		9,310,148	$135,555,755
iShares US Preferred Stock ETF		5,636,636	212,557,544

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$344,455,992)			348,113,299

PREFERRED SECURITIES—$25 PAR VALUE	21.1%
BANKS	7.7%
Bank of America Corp., 6.20%, Series CCa		948,746	24,970,995
Bank of America Corp., 6.00%, Series EEa		955,906	24,939,587
Bank of America Corp., 6.00%, Series GGa		2,235,207	58,383,607
Bank of America Corp., 6.50%, Series Ya		1,561,228	41,107,133
Capital One Financial Corp., 6.70%, Series Da		179,175	4,764,263
Citigroup, 6.30%, Series Sa		1,277,726	33,553,085
GMAC Capital Trust I, 8.128%, (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)[b]		4,123,869	108,457,755
Goldman Sachs Group/The, 6.30%, Series Na		231,247	6,160,420
Huntington Bancshares, 6.25%, Series Da		1,092,280	28,530,354
JPMorgan Chase & Co., 6.15%, Series BBa		502,374	13,338,030
JPMorgan Chase & Co., 6.125%, Series Ya		698,792	18,294,375
New York Community Bancorp, 6.375% to 3/17/27, Series Aa,c		1,059,922	28,798,081
Regions Financial Corp., 6.375% to 9/15/24, Series Ba,c		1,073,428	29,046,962
Sterling Bancorp, 6.50%, Series Aa		286,122	7,430,588
Wells Fargo & Co., 8.00%, Series Ja		118,955	3,057,143
Wells Fargo & Co., 5.85% to 9/15/23, Series Qa,c		1,223,401	31,686,086
Wells Fargo & Co., 6.00%, Series Va		938,956	24,215,675
Wells Fargo & Co., 5.70%, Series Wa		497,744	12,553,104
Wells Fargo & Co., 5.625%, Series Ya		1,787,462	44,990,418

			544,277,661

BANKS—FOREIGN	0.3%
Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)[a]		712,817	17,905,963

ELECTRIC	0.9%
INTEGRATED ELECTRIC	0.4%
DTE Energy Co., 5.375%, due 6/1/76, Series B		588,971	14,865,628

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
Integrys Holdings, 6.00% to 8/1/23, due 8/1/73[c]		348,222	$9,184,355

			24,049,983

REGULATED ELECTRIC	0.5%
Southern Co./The, 6.25%, due 10/15/75		1,429,933	37,607,238

TOTAL ELECTRIC			61,657,221

FINANCIAL	2.8%
DIVERSIFIED FINANCIAL SERVICES	0.5%
KKR & Co. LP, 6.75%, Series Aa		1,253,041	33,681,742

INVESTMENT ADVISORY SERVICES	0.2%
Ares Management LP, 7.00%, Series Aa		618,000	16,512,960

INVESTMENT BANKER/BROKER	2.1%
Carlyle Group LP/The, 5.875%, Series Aa		788,000	18,533,760
Charles Schwab Corp./The, 5.95%, Series Da		784,985	20,590,157
Morgan Stanley, 6.875% to 1/15/24, Series Fa,c		980,825	26,854,988
Morgan Stanley, 6.375% to 10/15/24, Series Ia,c		1,961,130	52,675,952
Morgan Stanley, 5.85% to 4/15/27, Series Ka,c		1,270,179	32,630,898

			151,285,755

TOTAL FINANCIAL			201,480,457

INDUSTRIALS—CHEMICALS	0.8%
CHS, 7.10% to 3/31/24, Series 2[a,c]		862,510	23,529,273
CHS, 6.75% to 9/30/24, Series 3[a,c]		859,303	22,737,157
CHS, 7.50%, Series 4[a]		452,176	12,724,233

			58,990,663

INSURANCE	3.7%
LIFE/HEALTH INSURANCE	0.4%
MetLife, 5.625%, Series Ea		1,146,354	29,174,709

LIFE/HEALTH INSURANCE—FOREIGN	0.2%
Aegon NV, 6.50% (Netherlands)[a]		639,831	16,814,759

MULTI-LINE	0.9%
Allstate Corp., 6.625%, Series Ea		295,950	7,650,308
Allstate Corp., 5.625%, Series Ga		550,785	14,248,808
Hanover Insurance Group/The, 6.35%, due 3/30/53		487,938	12,481,454
WR Berkley Corp., 5.625%, due 4/30/53		327,953	8,156,191

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
WR Berkley Corp., 5.75%, due 6/1/56		945,596	$23,403,501

			65,940,262

MULTI-LINE—FOREIGN	0.7%
PartnerRe Ltd., 6.50%, Series G (Bermuda)[a]		1,036,594	27,210,592
PartnerRe Ltd., 5.875%, Series I (Bermuda)[a]		911,500	23,088,295

			50,298,887

PROPERTY CASUALTY—FOREIGN	0.5%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (Bermuda)[a,c]		1,040,000	26,442,000
Validus Holdings Ltd., 5.80%, Series B (Bermuda)[a]		426,951	10,853,094

TOTAL PROPERTY CASUALTY—FOREIGN			37,295,094

REINSURANCE	0.3%
Reinsurance Group of America, 5.75% to 6/15/26, due 6/15/56[c]		703,307	18,067,957

REINSURANCE—FOREIGN	0.7%
Arch Capital Group Ltd., 5.25%, Series E (Bermuda)[a]		643,235	15,399,046
Arch Capital Group Ltd., 5.45%, Series F (Bermuda)[a]		820,145	20,019,739
Aspen Insurance Holdings Ltd., 5.95% to 7/1/23 (Bermuda)[a,c]		391,137	10,040,487

			45,459,272

TOTAL INSURANCE			263,050,940

PIPELINES	0.5%
Enbridge, 6.375% to 4/15/23, due 4/15/78, Series B (Canada)[c]		1,457,050	36,688,519

REAL ESTATE	3.1%
DIVERSIFIED	1.2%
Colony Capital, 8.75%, Series Ea		459,286	11,913,879
Colony Capital, 7.15%, Series Ia		340,000	7,871,000
National Retail Properties, 5.70%, Series Ea		284,600	6,998,314
VEREIT, 6.70%, Series Fa		2,034,278	51,101,063
Wells Fargo Real Estate Investment Corp., 6.375%, Series Aa		255,583	6,619,600

			84,503,856

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
HOTEL	0.2%
Hersha Hospitality Trust, 6.875%, Series Ca		199,569	$4,929,355
Sunstone Hotel Investors, 6.95%, Series Ea		255,000	6,479,550

			11,408,905

INDUSTRIALS	0.0%
PS Business Parks, 5.75%, Series Ua		125,557	3,167,803

NET LEASE	0.1%
Gramercy Property Trust, 7.125%, Series Aa		252,096	6,365,424

OFFICE	0.2%
Equity Commonwealth, 6.50%, Series Da		402,733	10,495,222

RESIDENTIAL	0.5%
APARTMENT	0.1%
Apartment Investment & Management Co., 6.875%[a]		240,000	6,156,000

SINGLE FAMILY	0.4%
American Homes 4 Rent, 6.50%, Series Da		625,583	15,858,529
American Homes 4 Rent, 6.35%, Series Ea		650,000	16,334,500

			32,193,029

TOTAL RESIDENTIAL			38,349,029

SHOPPING CENTERS	0.5%
COMMUNITY CENTER	0.3%
Cedar Realty Trust, 7.25%, Series Ba		65,181	1,520,021
DDR Corp., 6.375%, Series Aa		322,264	7,927,694
DDR Corp., 6.50%, Series Ja		236,707	5,676,234
Saul Centers, 6.875%, Series Ca		244,655	6,104,142

			21,228,091

REGIONAL MALL	0.2%
Taubman Centers, 6.50%, Series Ja		170,050	4,285,260
Taubman Centers, 6.25%, Series Ka		312,909	7,744,498

			12,029,758

TOTAL SHOPPING CENTERS			33,257,849

SPECIALTY	0.4%
Digital Realty Trust, 6.625%, Series Ca		430,000	11,352,000

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
Digital Realty Trust, 6.35%, Series Ia		674,000	$17,483,560

			28,835,560

TOTAL REAL ESTATE			216,383,648

TECHNOLOGY—SOFTWARE	0.2%
eBay, 6.00%, due 2/1/56		646,467	17,002,082

UTILITIES	1.1%
SCE Trust III, 5.75% to 3/15/24, Series Ha,c		486,833	13,120,149
SCE Trust IV, 5.375% to 9/15/25, Series Ja,c		1,436,385	36,340,541
SCE Trust V, 5.45% to 3/15/26, Series Ka,c		436,680	11,113,506
SCE Trust VI, 5.00%[a]		781,637	18,313,755

			78,887,951

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,462,355,525)			1,496,325,105

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	70.5%
BANKS	14.3%
Bank of America Corp., 6.10% to 3/17/25, Series AAa,c		$33,016,000	34,358,100
Bank of America Corp., 5.989%, (3 Month US LIBOR + 3.63%), Series K (FRN)[a,b]		13,024,000	13,095,604
Bank of America Corp., 6.25% to 9/5/24, Series Xa,c		46,173,000	48,308,501
Bank of America Corp., 6.50% to 10/23/24, Series Za,c		78,597,000	83,607,559
Citigroup, 5.90% to 2/15/23[a,c]		36,076,000	36,797,520
Citigroup, 5.95% to 1/30/23[a,c]		13,878,000	14,138,213
Citigroup, 6.125% to 11/15/20, Series Ra,c		77,557,000	81,047,065
Citigroup, 6.25% to 8/15/26, Series Ta,c		34,812,000	36,160,965
CoBank ACB, 6.25% to 10/1/22, Series Fa,c		346,400	36,198,800
CoBank ACB, 6.125%, Series Ga		175,200	17,607,600
CoBank ACB, 6.20% to 1/1/25, Series Ha,c		103,600	10,981,600
CoBank ACB, 6.25% to 10/1/26, Series Ia,c		41,929,000	43,815,805
Countrywide Capital III, 8.05%, due 6/15/27, Series B		3,000,000	3,751,864
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144Aa,c,d		251,700	27,057,750
Farm Credit Bank of Texas, 10.00%, Series Ia		29,250	33,418,125
Goldman Sachs Group/The, 5.70% to 5/10/19, Series La,c		35,351,000	35,881,265

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Principal Amount	Value
JPMorgan Chase & Co., 5.829% to 7/30/18, (3 Month US LIBOR + 3.47%), Series I (FRN)[a,b]		$47,632,000	$48,048,780
JPMorgan Chase & Co., 6.75% to 2/1/24, Series Sa,c		122,250,000	133,099,688
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Za,c		23,445,000	23,937,345
PNC Financial Services Group, 6.75% to 8/1/21, Series Oa,c		49,912,000	53,904,960
US Bancorp, 5.125% to 1/15/21, Series Ia,c		4,500,000	4,623,750
Wells Fargo & Co., 6.111%, (3 Month US LIBOR + 3.77%), Series K (FRN)[a,b]		108,846,000	110,410,661
Wells Fargo & Co., 5.875% to 6/15/25, Series Ua,c		27,554,000	28,449,505
Wells Fargo Capital X, 5.95%, due 12/15/36, (TruPS)		51,626,000	55,808,739

			1,014,509,764

BANKS—FOREIGN	25.5%
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (EUR) (Spain)[a,c,e,f]		39,600,000	51,910,988
Banco de Sabadell SA, 6.125% to 11/23/22 (EUR) (Spain)[a,c,e,f]		13,400,000	15,488,123
Banco de Sabadell SA, 6.50 to 5/18/22 to 5/18/22 (EUR) (Spain)[a,c,e,f]		6,200,000	7,254,768
Banco Santander SA, 6.75% to 4/25/22 (EUR) (Spain)[a,c,e,f]		21,200,000	26,645,109
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)[a,c,e,f]		37,950,000	39,303,563
Barclays PLC, 8.25% to 12/15/18 (United Kingdom)[a,c,f]		40,530,000	41,251,150
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)[a,c,d]		45,771,000	48,574,474
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)[a,c,d,f]		14,000,000	14,332,500
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)[a,c,d,f]		77,000,000	80,561,250
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)[a,c,d,f]		55,100,000	58,474,875
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)[a,c,e,f]		62,070,000	63,280,365
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)[a,c,d,f]		11,359,000	11,755,543
Danske Bank A/S, 6.125% to 3/28/24 (Denmark)[a,c,e,f]		36,020,000	34,115,262
Danske Bank A/S, 7.00% to 6/26/25 (Denmark)[a,c,e,f]		14,600,000	14,371,802
Deutsche Pfandbriefbank AG, 5.75% to 4/28/23, Series 3529 (EUR) (Germany)[a,c,e,f]		9,000,000	9,861,195
DNB Bank ASA, 5.75% to 3/26/20 (Norway)[a,c,e,f]		8,400,000	8,369,340

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

	Principal Amount	Value
DNB Bank ASA, 6.50% to 3/26/22 (Norway)[a,c,e,f]	$52,140,000	$53,373,111
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)[d]	44,141,945	55,176,195
HSBC Capital Funding LP, 10.176% to 6/30/30, 144A (United Kingdom)[a,c,d]	41,061,000	62,361,394
HSBC Holdings PLC, 6.25% to 3/23/23 (United Kingdom)[a,c,f]	42,100,000	41,363,250
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)[a,c,f]	18,000,000	17,850,420
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)[a,c,f]	57,434,000	56,500,698
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)[a,c,f]	71,758,000	74,359,227
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)[a,c,e,f]	42,000,000	42,924,000
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)[a,c,f]	37,361,000	38,033,498
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (Australia)[a,c,d,f]	7,013,000	6,311,700
Nationwide Building Society, 10.25% (GBP) (United Kingdom)[a]	30,081,000	60,442,357
Rabobank Nederland, 11.00% to 6/30/19, 144A (Netherlands)[a,c,d]	164,122,000	176,431,150
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)[a,c]	14,069,000	17,691,768
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)[a,c,f]	23,200,000	24,418,000
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)[a,c,f]	111,710,000	118,999,077
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (Sweden)[a,c,e,f]	22,700,000	22,530,181
Societe Generale SA, 6.75% to 4/6/28, 144A (France)[a,c,d,f]	6,500,000	5,971,875
Societe Generale SA, 7.375% to 9/13/21, 144A (France)[a,c,d,f]	51,400,000	52,428,000
Societe Generale SA, 7.875% to 12/18/23, 144A (France)[a,c,d,f]	34,400,000	35,260,000
Societe Generale SA, 8.25% to 11/29/18, Series EMTN (France)[a,c,e,f]	10,600,000	10,737,493

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Principal Amount	Value
Standard Chartered PLC, 6.50% to 4/2/20, 144A (United Kingdom)[a,c,d,f]		$21,000,000	$20,891,745
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)[a,c,d,f]		23,926,000	24,583,965
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)[a,c,d,f]		24,000,000	24,660,000
Stichting AK Rabobank Certificaten, 6.50% (EUR) (Netherlands)[a,e]		11,000,000	15,256,700
Swedbank AB, 6.00% to 3/17/22 (Sweden)[a,c,e,f]		47,600,000	47,504,943
UBS Group AG, 6.875% to 3/22/21 (Switzerland)[a,c,e,f]		26,500,000	27,213,831
UBS Group AG, 6.875% to 8/7/25 (Switzerland)[a,c,e,f]		16,850,000	16,724,383
UBS Group AG, 7.00% to 2/19/25 (Switzerland)[a,c,e,f]		15,400,000	15,650,620
UBS Group AG, 7.125% to 2/19/20 (Switzerland)[a,c,e,f]		34,115,000	35,098,228
UBS Group AG, 7.125% to 8/10/21 (Switzerland)[a,c,e,f]		67,900,000	70,080,744
UniCredit SpA, 6.75% to 9/10/21, Series EMTN (EUR) (Italy)[a,c,e,f]		10,400,000	12,272,863

			1,808,651,723

ELECTRIC	0.4%
INTEGRATED ELECTRIC—FOREIGN	0.3%
Electricite de France SA, 5.25% to 1/29/23, 144A (France)[a,c,d]		20,550,000	20,133,863

REGULATED ELECTRIC	0.1%
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series Bc		9,400,000	9,689,988

			29,823,851

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.3%
State Street Corp., 5.25% to 9/15/20, Series Fa,c		17,725,000	18,252,319

FOOD	0.2%
Land O’ Lakes, 7.25%, 144Aa,d		15,285,000	16,698,862

INDUSTRIALS—DIVERSIFIED MANUFACTURING	2.2%
General Electric Co., 5.00% to 1/21/21, Series Da,c		156,595,000	154,441,819

INSURANCE	20.3%
LIFE/HEALTH INSURANCE	6.8%
MetLife, 10.75%, due 8/1/39		5,850,000	9,023,625
MetLife, 9.25%, due 4/8/38, 144Ad		70,807,000	96,297,520

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Principal Amount	Value
MetLife, 5.25% to 6/15/20, Series Ca,c		$59,298,000	$60,472,100
MetLife, 5.875% to 3/15/28, Series Da,c		20,040,000	20,402,724
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144Ad		44,953,000	55,962,889
Prudential Financial, 5.20% to 3/15/24, due 3/15/44[c]		59,050,000	58,902,375
Prudential Financial, 5.625% to 6/15/23, due 6/15/43[c]		98,838,000	102,050,235
Prudential Financial, 5.875% to 9/15/22, due 9/15/42[c]		16,326,000	17,264,745
Voya Financial, 5.65% to 5/15/23, due 5/15/53[c]		64,559,000	65,043,193

			485,419,406

LIFE/HEALTH INSURANCE—FOREIGN	8.9%
Dai-ichi Life Insurance Co. Ltd., 4.00% to 7/24/26, 144A (Japan)[a,c,d]		42,600,000	39,831,000
Dai-ichi Life Insurance Co. Ltd., 5.10% to 10/28/24, 144A (Japan)[a,c,d]		16,600,000	17,001,886
Dai-ichi Life Insurance Co. Ltd., 7.25% to 7/25/21, 144A (Japan)[a,c,d]		40,533,000	44,180,970
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)[a,c,e]		15,000,000	14,907,180
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)[a,c,e]		21,419,000	23,181,784
Hanwha Life Insurance Co., Ltd., 4.70%, due 4/23/48, 144A (South Korea)[d]		36,200,000	34,118,645
La Mondiale SAM, 4.80% to 1/18/28, due 1/18/48 (France)[c,e]		12,000,000	10,425,000
La Mondiale SAM, 5.875% to 1/26/27, due 1/26/47 (France)[c,e]		33,150,000	32,142,107
La Mondiale Vie, 7.625% to 4/23/19 (France)[a,c,e]		33,600,000	34,399,680
Meiji Yasuda Life Insurance Co., 5.10%, to 4/26/28, due 4/26/48, 144A (Japan)[c,d]		23,250,000	23,511,563
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)[c,d]		77,875,000	79,701,809
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)[c,d]		45,900,000	45,555,750
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)[c,d]		34,680,000	35,532,434
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)[c,d]		35,800,000	36,560,750

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Principal Amount	Value
Phoenix Group Holdings, 5.75% to 4/26/28 (GBP) (United Kingdom)[a,c,e,f]		$28,800,000	$35,041,085
Phoenix Group Holdings, 5.375%, due 7/6/27, Series EMTN (United Kingdom)[e]		28,610,000	25,772,088
Sumitomo Life Insurance Co., 4.00% to 9/14/27, due 9/14/77, 144A (Japan)[c,d]		47,600,000	44,506,000
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)[c,d]		51,150,000	55,369,875

			631,739,606

MULTI-LINE	0.4%
American International Group, 5.75% to 4/1/28, due 4/1/48, Series A-9[c]		10,726,000	10,591,925
Hartford Financial Services Group/The, 4.468%, due 2/12/47, 144A, Series ICON (FRN)[b,d]		15,800,000	14,970,500

			25,562,425

PROPERTY CASUALTY	0.7%
Assurant, 7.00% to 3/27/28, due 3/27/48[c]		35,550,000	35,998,378
Liberty Mutual Group, 7.80%, due 3/7/37, 144Ad		11,841,500	14,002,574

			50,000,952

PROPERTY CASUALTY—FOREIGN	2.6%
Direct Line Insurance Group PLC, 4.75% to 12/7/27 (GBP) (United Kingdom)[a,c,e,f]		9,400,000	11,351,534
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)[c,e]		47,658,000	48,968,595
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)[c,e]		40,545,000	39,450,609
Sompo Japan Nipponkoa Insurance, 5.325% to 3/28/23, due 3/28/73, 144A (Japan)[c,d]		46,840,000	48,303,750
VIVAT NV, 7.00% to 6/19/25 (EUR) (Netherlands)[a,c,e,f]		27,400,000	33,032,879

			181,107,367

REINSURANCE—FOREIGN	0.9%
Aquarius + Investments PLC, 6.375% to 9/1/19, due 9/1/24 (Ireland)[c,e,f]		25,000,000	25,581,800

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Principal Amount	Value
Aquarius + Investments PLC, 8.25% to 9/1/18, Series EMTN (Ireland)[a,c,e,f]		$37,740,000	$37,969,912

			63,551,712

TOTAL INSURANCE			1,437,381,468

INTEGRATED TELECOMMUNICATIONS SERVICES	0.8%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)[d]		47,426	53,235,685
SoftBank Group Corp., 6.875% to 7/19/27 (Japan)[a,c,e]		3,150,000	2,707,438

			55,943,123

MATERIAL—METALS & MINING	1.3%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)[c,d]		86,509,000	94,035,283

PIPELINES	1.6%
Enbridge, 6.25% to 3/1/28, due 3/1/78 (Canada)[c]		23,255,000	21,947,187
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)[c]		18,502,000	18,085,705
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)[c]		73,676,000	73,123,430

			113,156,322

REAL ESTATE—FINANCE	0.5%
AT Securities BV, 5.25% to 7/21/23 (Netherlands)[a,c,e]		37,750,000	34,679,792

UTILITIES	3.1%
ELECTRIC UTILITIES—FOREIGN	2.6%
Emera, 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)[c]		84,419,000	88,217,855
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)[c,d]		89,926,000	100,379,898

			188,597,753

MULTI-UTILITIES	0.5%
NiSource, 5.65% to 6/15/23, 144Aa,c,d		34,195,000	33,981,280

TOTAL UTILITIES			222,579,033

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$5,027,447,653)			5,000,153,359

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

		Number of Shares	Value
SHORT-TERM INVESTMENTS	2.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.74%[g]		160,058,369	$160,058,369

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$160,058,369)			160,058,369

PURCHASED OPTION CONTRACTS (Premiums paid—$3,539,315	0.1%		4,091,567

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$6,997,856,854)	98.8%		7,008,741,699
WRITTEN OPTION CONTRACTS	(0.0)		(1,875,659)
OTHER ASSETS IN EXCESS OF LIABILITIES	1.2		87,250,029

NET ASSETS	100.0%		$7,094,116,069

Over-the-Counter Option Contracts

Purchased Options

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount[h]	Premiums Paid	Value
Put—EUR–USD	Goldman Sachs International	$1.165	11/27/18	285,425,000	$333,319,320	$3,539,315	$4,091,567

Written Options

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount[h]	Premiums Received	Value
Put—EUR–USD	Goldman Sachs International	$1.130	11/27/18	(276,850,000)	$(323,305,435)	$(1,539,315)	$(1,875,659)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	22,094,547	USD	25,767,986	7/3/18	$(34,026)
Brown Brothers Harriman	EUR	175,932,995	USD	205,834,567	7/3/18	380,012
Brown Brothers Harriman	GBP	94,916,102	USD	126,489,943	7/3/18	1,224,373
Brown Brothers Harriman	USD	26,106,434	EUR	22,141,866	7/3/18	(249,162)
Brown Brothers Harriman	USD	20,453,924	EUR	17,327,608	7/3/18	(218,743)

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	USD	125,325,323	GBP	94,916,102	7/3/18	$(59,753)
Brown Brothers Harriman	USD	185,143,499	EUR	158,558,068	7/3/18	20,615
Brown Brothers Harriman	EUR	148,419,069	USD	173,666,637	8/2/18	(33,313)
Brown Brothers Harriman	GBP	81,405,494	USD	107,624,576	8/2/18	43,180
						$1,073,183

The total amount of all forward foreign currency exchange contracts as presented in the table above is representative of the volume of activity for this derivative type during the six months ended June 30, 2018.

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

[a]	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
[b]	Variable rate. Rate shown is in effect at June 30, 2018.
[c]	Security converts to floating rate after the indicated fixed-rate coupon period.
[d]

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,708,705,202 or 24.1% of the net assets of the Fund, of which 0.0% are illiquid.

[e]

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,049,579,095 or 14.8% of the net assets of the Fund, of which 0.0% are illiquid.

[f]

Contingent Capital security (CoCo). CoCos are preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $1,515,694,895 or 21.4% of the net assets of the Fund.

[g]	Rate quoted represents the annualized seven-day yield of the fund.
[h]	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2018 (Unaudited)

Country Summary	% of Net Assets
United States	49.4
United Kingdom	10.3
Japan	7.2
France	5.7
Netherlands	4.5
Other	3.5
Switzerland	3.4
Canada	3.4
Australia	2.7
Italy	1.6
Spain	1.4
Bermuda	1.2
Sweden	1.0
Germany	0.9
Ireland	0.9
Norway	0.9
Cayman Islands	0.8
Denmark	0.7
South Korea	0.5

100.0

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$6,997,856,854)	$7,008,741,699
Foreign currency, at value (Identified cost—$2,253,669)	2,243,339
Receivable for:
Dividends and interest	89,603,837
Investment securities sold	27,312,296
Fund shares sold	14,124,081
Unrealized appreciation on forward foreign currency exchange contracts	1,668,180
Other assets	79,197

Total Assets	7,143,772,629

LIABILITIES:
Written option contracts, at value (Premiums received—$1,539,315)	1,875,659
Unrealized depreciation on forward foreign currency exchange contracts	594,997
Payable for:
Fund shares redeemed	20,773,169
Dividends declared	9,893,809
Investment securities purchased	7,807,210
Investment advisory fees	4,100,886
Cash collateral received for over-the-counter option contracts	2,710,000
Shareholder servicing fees	823,496
Administration fees	295,950
Distribution fees	63,891
Directors’ fees	2,035
Other liabilities	715,458

Total Liabilities	49,656,560

NET ASSETS	$7,094,116,069

NET ASSETS consist of:
Paid-in capital	$7,076,840,909
Dividends in excess of net investment income	(34,083,324)
Accumulated undistributed net realized gain	39,775,229
Net unrealized appreciation	11,583,255

$7,094,116,069

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2018 (Unaudited)

CLASS A SHARES:
NET ASSETS	$833,254,769
Shares issued and outstanding ($0.001 par value common stock outstanding)	62,029,222

Net asset value and redemption price per share	$13.43

Maximum offering price per share ($13.43 ÷ 0.9625)[a]	$13.95

CLASS C SHARES:
NET ASSETS	$754,545,840
Shares issued and outstanding ($0.001 par value common stock outstanding)	56,486,100

Net asset value and offering price per share[b]	$13.36

CLASS F SHARES:
NET ASSETS	$688,384,384
Shares issued and outstanding ($0.001 par value common stock outstanding)	51,156,394

Net asset value, offering and redemption price per share	$13.46

CLASS I SHARES:
NET ASSETS	$4,813,640,925
Shares issued and outstanding ($0.001 par value common stock outstanding)	357,558,324

Net asset value, offering and redemption price per share	$13.46

CLASS R SHARES:
NET ASSETS	$2,181,378
Shares issued and outstanding ($0.001 par value common stock outstanding)	162,178

Net asset value, offering and redemption price per share	$13.45

CLASS Z SHARES:
NET ASSETS	$2,108,773
Shares issued and outstanding ($0.001 par value common stock outstanding)	156,682

Net asset value, offering and redemption price per share	$13.46

[a]	On investments of $100,000 or more, the offering price is reduced.
[b]	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Interest income (net of $21,408 of foreign withholding tax)	$146,745,187
Dividend income (net of $89,980 of foreign withholding tax)	54,418,027

Total Investment Income	201,163,214

Expenses:
Investment advisory fees	26,185,993
Distribution fees—Class A	1,119,910
Distribution fees—Class C	2,971,145
Distribution fees—Class R	5,568
Shareholder servicing fees—Class A	447,964
Shareholder servicing fees—Class C	990,382
Shareholder servicing fees—Class I	1,561,441
Administration fees	2,211,671
Transfer agent fees and expenses	770,828
Directors’ fees and expenses	222,650
Registration and filing fees	186,896
Shareholder reporting expenses	171,203
Custodian fees and expenses	125,556
Professional fees	45,395
Miscellaneous	133,034

Total Expenses	37,149,636
Reduction of Expenses (See Note 2)	(363,738)

Net Expenses	36,785,898

Net Investment Income (Loss)	164,377,316

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	10,114,726
Forward foreign currency exchange contracts	14,149,355
Foreign currency transactions	3,250,512

Net realized gain (loss)	27,514,593

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(380,429,191)
Written option contracts	(336,344)
Forward foreign currency exchange contracts	2,128,452
Foreign currency translations	(119,136)

Net change in unrealized appreciation (depreciation)	(378,756,219)

Net Realized and Unrealized Gain (Loss)	(351,241,626)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(186,864,310)

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2018	For the Year Ended December 31, 2017
Change in Net Assets:
From Operations:
Net investment income (loss)	$164,377,316	$320,382,508
Net realized gain (loss)	27,514,593	78,376,926
Net change in unrealized appreciation (depreciation)	(378,756,219)	343,981,519

Net increase (decrease) in net assets resulting from operations	(186,864,310)	742,740,953

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(22,903,376)	(45,335,773)
Class C	(17,950,401)	(33,763,878)
Class F	(18,109,232)	(5,392,857)
Class I	(139,998,232)	(261,607,855)
Class R	(55,394)	(142,351)
Class Z	(45,514)	(23,445)
Net realized gain:
Class A	—	(5,625,107)
Class C	—	(4,857,804)
Class F	—	(3,560,914)
Class I	—	(31,451,827)
Class R	—	(14,002)
Class Z	—	(4,948)

Total dividends and distributions to shareholders	(199,062,149)	(391,780,761)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	(426,248,864)	1,242,237,110

Total increase (decrease) in net assets	(812,175,323)	1,593,197,302
Net Assets:
Beginning of period	7,906,291,392	6,313,094,090

End of period[a]	$7,094,116,069	$7,906,291,392

[a]	Includes dividends in excess of net investment income of $34,083,324 and accumulated undistributed net investment income of $601,509, respectively.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended June 30, 2018	Class A
		For the Year Ended December 31,
Per Share Operating Performance:		2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.14	$13.41	$13.57	$13.56	$12.87	$13.34

Income (loss) from investment operations:

Net investment income (loss)[a]	0.29	0.60	0.62	0.65	0.71	0.69
Net realized and unrealized gain (loss)	(0.65)	0.86	(0.05)	0.12	0.76	(0.35)

Total from investment operations	(0.36)	1.46	0.57	0.77	1.47	0.34

Less dividends and distributions to shareholders from:

Net investment income	(0.35)	(0.65)	(0.62)	(0.64)	(0.69)	(0.70)
Net realized gain	—	(0.08)	(0.10)	(0.06)	(0.09)	(0.06)
Return of capital	—	—	(0.01)	(0.06)	—	(0.05)

Total dividends and distributions to shareholders	(0.35)	(0.73)	(0.73)	(0.76)	(0.78)	(0.81)

Net increase (decrease) in net asset value	(0.71)	0.73	(0.16)	0.01	0.69	(0.47)

Net asset value, end of period	$13.43	$14.14	$13.41	$13.57	$13.56	$12.87

Total investment return[b,c]	–2.54%[d]	11.04%	4.23%	5.78%	11.61%	2.55%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$833.3	$981.8	$926.0	$779.4	$568.2	$425.5

Ratios to average daily net assets:

Expenses (before expense reduction)	1.15%[e]	1.16%	1.18%	1.19%	1.19%	1.20%

Expenses (net of expense reduction)	1.15%[e]	1.16%	1.18%	1.17%	1.12%	1.10%

Net investment income (loss) (before expense reduction)	4.21%[e]	4.24%	4.56%	4.75%	5.18%	5.10%

Net investment income (loss) (net of expense reduction)	4.21%[e]	4.24%	4.56%	4.77%	5.25%	5.20%

Portfolio turnover rate	30%[d]	36%	51%	46%	41%	56%

[a]	Calculation based on average shares outstanding.
[b]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[c]	Does not reflect sales charges, which would reduce return.
[d]	Not annualized.
[e]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2018	Class C
		For the Year Ended December 31,
Per Share Operating Performance:		2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.06	$13.34	$13.50	$13.49	$12.81	$13.29

Income (loss) from investment operations:

Net investment income (loss)[a]	0.24	0.50	0.53	0.56	0.62	0.60
Net realized and unrealized gain (loss)	(0.63)	0.85	(0.05)	0.12	0.75	(0.36)

Total from investment operations	(0.39)	1.35	0.48	0.68	1.37	0.24

Less dividends and distributions to shareholders from:

Net investment income	(0.31)	(0.55)	(0.53)	(0.55)	(0.60)	(0.61)
Net realized gain	—	(0.08)	(0.10)	(0.06)	(0.09)	(0.06)
Return of capital	—	—	(0.01)	(0.06)	—	(0.05)

Total dividends and distributions to shareholders	(0.31)	(0.63)	(0.64)	(0.67)	(0.69)	(0.72)

Net increase (decrease) in net asset value	(0.70)	0.72	(0.16)	0.01	0.68	(0.48)

Net asset value, end of period	$13.36	$14.06	$13.34	$13.50	$13.49	$12.81

Total investment return[b,c]	–2.80%[d]	10.30%	3.60%	5.09%	10.85%	1.83%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$754.5	$838.1	$857.0	$683.5	$548.6	$465.8

Ratios to average daily net assets:

Expenses (before expense reduction)	1.80%[e]	1.81%	1.83%	1.84%	1.84%	1.86%

Expenses (net of expense reduction)	1.80%[e]	1.81%	1.83%	1.82%	1.77%	1.75%

Net investment income (loss) (before expense reduction)	3.57%[e]	3.59%	3.91%	4.08%	4.53%	4.47%

Net investment income (loss) (net of expense reduction)	3.57%[e]	3.59%	3.91%	4.10%	4.60%	4.58%

Portfolio turnover rate	30%[d]	36%	51%	46%	41%	56%

[a]	Calculation based on average shares outstanding.
[b]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[c]	Does not reflect sales charges, which would reduce return.
[d]	Not annualized.
[e]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class F
Per Share Operating Performance:	For the Six Months Ended June 30, 2018	For the Period April 3, 2017[a] through December 31, 2017
Net asset value, beginning of period	$14.16	$13.82

Income (loss) from investment operations:

Net investment income (loss)[b]	0.31	0.53
Net realized and unrealized gain (loss)	(0.63)	0.40

Total from investment operations	(0.32)	0.93

Less dividends and distributions to shareholders from:

Net investment income	(0.38)	(0.51)
Net realized gain	—	(0.08)

Total dividends and distributions to shareholders	(0.38)	(0.59)

Net increase (decrease) in net asset value	(0.70)	0.34

Net asset value, end of period	$13.46	$14.16

Total investment return[c]	–2.29%[d]	6.79%[d]

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$688.4	$616.5

Ratios to average daily net assets:

Expenses (before expense reduction)	0.80%[e]	0.81%[e]

Expenses (net of expense reduction)	0.80%[e]	0.81%[e]

Net investment income (loss) (before expense reduction)	4.61%[e]	5.20%[e]

Net investment income (loss) (net of expense reduction)	4.61%[e]	5.20%[e]

Portfolio turnover rate	30%[d]	36%[d]

[a]	Inception date.
[b]	Calculation based on average shares outstanding.
[c]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[d]	Not annualized.
[e]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2018	Class I
		For the Year Ended December 31,
Per Share Operating Performance:		2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.17	$13.44	$13.60	$13.58	$12.88	$13.36

Income (loss) from investment operations:

Net investment income (loss)[a]	0.31	0.64	0.67	0.70	0.76	0.74
Net realized and unrealized gain (loss)	(0.64)	0.86	(0.06)	0.12	0.76	(0.37)

Total from investment operations	(0.33)	1.50	0.61	0.82	1.52	0.37

Less dividends and distributions to shareholders from:

Net investment income	(0.38)	(0.69)	(0.66)	(0.68)	(0.73)	(0.74)
Net realized gain	—	(0.08)	(0.10)	(0.06)	(0.09)	(0.06)
Return of capital	—	—	(0.01)	(0.06)	—	(0.05)

Total dividends and distributions to shareholders	(0.38)	(0.77)	(0.77)	(0.80)	(0.82)	(0.85)

Net increase (decrease) in net asset value	(0.71)	0.73	(0.16)	0.02	0.70	(0.48)

Net asset value, end of period	$13.46	$14.17	$13.44	$13.60	$13.58	$12.88

Total investment return[b]	–2.38%[c]	11.37%	4.58%	6.20%	12.00%	2.82%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$4,813.6	$5,466.7	$4,525.8	$3,228.7	$2,047.6	$1,248.5

Ratios to average daily net assets:

Expenses (before expense reduction)	0.86%[d]	0.87%	0.88%	0.88%	0.90%	0.87%

Expenses (net of expense reduction)	0.85%[d]	0.85%	0.85%	0.83%	0.77%	0.75%

Net investment income (loss) (before expense reduction)	4.51%[d]	4.53%	4.86%	5.07%	5.49%	5.47%

Net investment income (loss) (net of expense reduction)	4.52%[d]	4.55%	4.89%	5.12%	5.62%	5.59%

Portfolio turnover rate	30%[c]	36%	51%	46%	41%	56%

[a]	Calculation based on average shares outstanding.
[b]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[c]	Not annualized.
[d]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2018	Class R
		For the Year Ended December 31,			For the Period October 1, 2014[a] through December 31, 2014
Per Share Operating Performance:		2017	2016	2015
Net asset value, beginning of period	$14.15	$13.42	$13.60	$13.58	$13.55

Income (loss) from investment operations:

Net investment income (loss)[b]	0.28	0.57	0.62	0.64	0.17
Net realized and unrealized gain (loss)	(0.64)	0.86	(0.08)	0.12	0.05

Total from investment operations	(0.36)	1.43	0.54	0.76	0.22

Less dividends and distributions to shareholders from:

Net investment income	(0.34)	(0.62)	(0.61)	(0.62)	(0.10)
Net realized gain	—	(0.08)	(0.10)	(0.06)	(0.09)
Return of capital	—	—	(0.01)	(0.06)	—

Total dividends and distributions to shareholders	(0.34)	(0.70)	(0.72)	(0.74)	(0.19)

Net increase (decrease) in net asset value	(0.70)	0.73	(0.18)	0.02	0.03

Net asset value, end of period	$13.45	$14.15	$13.42	$13.60	$13.58

Total investment return[c]	–2.54%[d]	10.86%	4.00%	5.67%	1.66%[d]

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$2,181.4	$2,428.5	$4,094.7	$204.8	$10.0

Ratios to average daily net assets:

Expenses (before expense reduction)	1.30%[e]	1.31%	1.33%	1.34%	1.36%[e]

Expenses (net of expense reduction)	1.30%[e]	1.31%	1.33%	1.33%	1.30%[e]

Net investment income (loss) (before expense reduction)	4.08%[e]	4.08%	4.49%	4.73%	4.88%[e]

Net investment income (loss) (net of expense reduction)	4.08%[e]	4.08%	4.49%	4.74%	4.94%[e]

Portfolio turnover rate	30%[d]	36%	51%	46%	41%[d]

[a]	Inception date.
[b]	Calculation based on average shares outstanding.
[c]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[d]	Not annualized.
[e]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended June 30, 2018	For the Year Ended December 31,			For the Period October 1, 2014[a] through December 31, 2014
Per Share Operating Performance:		2017	2016	2015
Net asset value, beginning of period	$14.16	$13.43	$13.59	$13.58	$13.55

Income (loss) from investment operations:

Net investment income (loss)[b]	0.32	0.66	0.69	0.71	0.18
Net realized and unrealized gain (loss)	(0.64)	0.84	(0.08)	0.10	0.06

Total from investment operations	(0.32)	1.50	0.61	0.81	0.24

Less dividends and distributions to shareholders from:

Net investment income	(0.38)	(0.69)	(0.66)	(0.68)	(0.12)
Net realized gain	—	(0.08)	(0.10)	(0.06)	(0.09)
Return of capital	—	—	(0.01)	(0.06)	—

Total dividends and distributions to shareholders	(0.38)	(0.77)	(0.77)	(0.80)	(0.21)

Net increase (decrease) in net asset value	(0.70)	0.73	(0.16)	0.01	0.03

Net asset value, end of period	$13.46	$14.16	$13.43	$13.59	$13.58

Total investment return[c]	–2.29%[d]	11.41%	4.59%	6.13%	1.78%[d]

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$2,108.8	$862.2	$141.6	$32.4	$10.0

Ratios to average daily net assets:

Expenses (before expense reduction)	0.80%[e]	0.81%	0.83%	0.84%	0.85%[e]

Expenses (net of expense reduction)	0.80%[e]	0.81%	0.83%	0.83%	0.80%[e]

Net investment income (loss) (before expense reduction)	4.71%[e]	4.70%	5.07%	5.20%	5.35%[e]

Net investment income (loss) (net of expense reduction)	4.71%[e]	4.70%	5.07%	5.21%	5.40%[e]

Portfolio turnover rate	30%[d]	36%	51%	46%	41%[d]

[a]	Inception date.
[b]	Calculation based on average shares outstanding.
[c]	Return assumes the reinvestment of all dividends and distributions at net asset value.
[d]	Not annualized.
[e]	Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 22, 2010 and is registered under the Investment Company Act of 1940 (the 1940 Act), as a diversified, open-end management investment company. The Fund’s investment objective is total return. The authorized shares of the Fund are divided into seven classes designated Class A, C, F, I, R, T and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class T shares are currently not available for purchase.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic (ASC) 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of June 30, 2018, there were $10,495,222 of securities transferred from Level 2 to Level 1 which resulted from a change in the use of a mean price to a quoted price, supplied by an independent pricing service, for one security.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Exchange-Traded Funds	$348,113,299	$348,113,299	$—	$—
Preferred Securities—
$25 Par Value:
Electric—Integrated Electric	24,049,983	14,865,628	9,184,355	—
Insurance—Property Casualty—Foreign	37,295,094	10,853,094	26,442,000	—
Other Industries	1,434,980,028	1,434,980,028	—	—
Preferred Securities—
Capital Securities	5,000,153,359	—	5,000,153,359	—
Short-Term Investments	160,058,369	—	160,058,369	—
Purchased Option Contracts	4,091,567	—	4,091,567	—

Total Investments[a]	$7,008,741,699	$1,808,812,049	$5,199,929,650	$—

Forward Foreign Currency Exchange Contracts	$1,668,180	$—	$1,668,180	$—

Total Derivative Assets[a]	$1,668,180	$—	$1,668,180	$—

Forward Foreign Currency Exchange Contracts	$(594,997)	$—	$(594,997)	$—
Written Option Contracts	(1,875,659)	—	(1,875,659)	—

Total Derivative Liabilities[a]	$(2,470,656)	$—	$(2,470,656)	$—

[a]	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

underlying index, currency or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Interest Rate Swaptions: The Fund may write or purchase interest rate swaptions, which are options to enter into a pre-defined swap agreement at a specified date in the future, with the intention of managing interest-rate risk. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2018, the investment advisor considers it likely that a portion of the dividends will be reclassified to distributions from net realized gain and return of capital upon the final determination of the Fund’s taxable income after December 31, 2018, the Fund’s fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2018, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.70% of the average daily net assets of the Fund. On June 12, 2018, the Fund’s Board of Directors approved an amendment to the Fund’s investment advisory agreement, offering a breakpoint relative to the monthly investment advisory fee that the Fund pays to the investment advisor. Effective close of business July 31, 2018, the Fund’s investment advisory fee will be reduced from an annual rate of 0.70% of the average daily net assets of the Fund to an annual rate of 0.70% of the average daily net assets of the Fund up to $8.5 billion and 0.65% of such assets in excess of $8.5 billion.

For the six months ended June 30, 2018 and through June 30, 2020, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and extraordinary expenses) do not exceed 1.20% for Class A shares, 1.85% for Class C shares, 0.85% for Class F shares, 0.85% for Class I shares, 1.35% for Class R shares and 0.85% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund’s Board of Directors and the investment advisor and

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2018, fees waived and/or expenses reimbursed totaled $363,738.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the six months ended June 30, 2018, the Fund incurred $1,870,428 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2018, the Fund has been advised that the distributor received $69,174, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $9,554 and $32,100 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $43,861 for the six months ended June 30, 2018.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2018, totaled $2,191,663,623 and $2,564,082,876, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2018 and the effect of derivatives held during the six months ended June 30, 2018, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Foreign Exchange Risk:
Forward Foreign Currency Exchange Contracts[a]	Unrealized appreciation	$1,668,180	Unrealized depreciation	$594,997
Written Option Contracts— Over-the-Counter	—	—	Written option contracts	1,875,659

[a]	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting arrangement or another similar agreement.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	$14,149,355	$2,128,452
Written Option Contracts— Over-the-Counter	Net Realized and Unrealized Gain (Loss)	—	(336,344)

The following summarizes the volume of the Fund’s written option contracts activity for the six months ended June 30, 2018:

Written Option Contracts[a]
Average Notional Amount	$323,478,541
Ending Notional Amount	323,305,435

[a]

Average for the period May 24, 2018 through June 30, 2018, which represents the period the Fund had written option contracts outstanding. Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

At June 30, 2018, the Fund’s derivative assets and liabilities (by type), which are subject to a master netting agreement, are as follows:

Derivative Financial Instruments	Assets	Liabilities
Foreign Exchange Risk:
Written Option Contracts—Over-the-Counter	$—	$1,875,659

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral pledged and/or received by the Fund, if any, as of June 30, 2018:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received[a]	Net Amount of Derivative Assets[b]
Goldman Sachs International	$4,091,567	$(1,875,659)	$(2,215,908)	$—

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged[a]	Net Amount of Derivative Liabilities[b]
Goldman Sachs International	$1,875,659	$(1,875,659)	$—	$—

[a]	In some instances, the actual collateral pledged and/or received may be more than amount shown.
[b]	Net amount represents the net receivable/payable due from/to the counterparty in the event of default.

Note 5. Income Tax Information

As of June 30, 2018, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$6,997,856,854

Gross unrealized appreciation on investments	$111,888,905
Gross unrealized depreciation on investments	(100,267,221)

Net unrealized appreciation (depreciation) on investments	$11,621,684

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Capital Stock

The Fund is authorized to issue 2.2 billion shares of capital stock, at a par value of $0.001 per share, classified in seven classes as follows: 200 million of Class A capital stock, 200 million of Class C capital stock, 200 million of Class F capital stock, 1 billion of Class I capital stock, 200 million of Class R capital stock, 200 million of Class T capital stock and 200 million of Class Z capital stock. Class T shares are currently not available for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class A:
Sold	7,974,043	$110,240,847	25,850,583	$362,239,815
Issued as reinvestment of dividends and distributions	1,344,886	18,408,674	2,879,012	40,411,516
Redeemed	(16,737,256)	(231,167,613)	(28,348,189)	(397,664,677)

Net increase (decrease)	(7,418,327)	$(102,518,092)	381,406	$4,986,654

Class C:
Sold	2,603,758	$35,797,331	9,488,240	$132,473,666
Issued as reinvestment of dividends and distributions	859,561	11,698,028	1,712,600	23,908,607
Redeemed	(6,584,340)	(90,094,971)	(15,844,813)	(220,584,615)

Net increase (decrease)	(3,121,021)	$(42,599,612)	(4,643,973)	$(64,202,342)

Class F:[a]
Sold	15,464,540	$213,092,466	44,494,147	$635,520,272
Issued as reinvestment of dividends and distributions	1,147,167	15,647,249	46,485	658,506
Redeemed	(8,988,115)	(123,318,043)	(1,007,830)	(14,305,618)

Net increase (decrease)	7,623,592	$105,421,672	43,532,802	$621,873,160

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2018		For the Year Ended December 31, 2017
	Shares	Amount	Shares	Amount

Class I:
Sold	71,720,342	$993,100,785	195,980,718	$2,754,079,773
Issued as reinvestment of dividends and distributions	6,450,089	88,495,844	12,194,711	171,745,839
Redeemed	(106,479,436)	(1,469,340,221)	(159,157,330)	(2,245,081,738)

Net increase (decrease)	(28,309,005)	$(387,743,592)	49,018,099	$680,743,874

Class R:
Sold	15,852	$218,310	35,293	$492,748
Issued as reinvestment of dividends and distributions	3,345	45,793	9,069	126,806
Redeemed	(28,587)	(397,670)	(177,803)	(2,493,468)

Net increase (decrease)	(9,390)	$(133,567)	(133,441)	$(1,873,914)

Class Z:
Sold	105,036	$1,450,757	49,668	$700,208
Issued as reinvestment of dividends and distributions	2,197	30,058	1,968	27,820
Redeemed	(11,436)	(156,488)	(1,295)	(18,350)

Net increase (decrease)	95,797	$1,324,327	50,341	$709,678

[a]	Inception date of April 3, 2017.

Note 7. Other Risks

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security under such circumstances. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment-grade securities.

Credit and Below-Investment-Grade Securities Risk: Preferred securities may be rated below investment-grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Concentration Risk: Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Liquidity risk also includes the risk that market conditions or large shareholder redemptions may impact the ability of the Fund to meet redemption requests within required time periods. In order to meet such redemption requests, the fund may be forced to sell securities at inopportune times or prices.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies.

Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under “Derivatives and Hedging Transactions Risk” below.

Derivatives and Hedging Transactions Risk: The Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Geopolitical Risk: Occurrence of global events similar to those in recent years, such as war, terrorist attacks, natural or environmental disasters, country instability, infectious disease epidemics, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Additionally, those events, as well as

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments. The decision of the United Kingdom (UK) to exit from the European Union following the June 2016 vote on the matter (referred to as Brexit) may cause uncertainty and thus adversely impact financial results of the Fund and the global financial markets. Growing tensions, including trade disputes, between the United States and other nations, or among foreign powers, and possible diplomatic, trade or other sanctions could adversely impact the global economy, financial markets and the Fund. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

Regulatory Risk: The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The U.S. Securities and Exchange Commission’s (SEC) final rules and amendments to modernize reporting and disclosure and to develop and implement a Liquidity Risk Management Program for open-end investment companies along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of derivatives used by the Fund. While the full extent of these regulations is still unclear, these regulations and actions may adversely affect the instruments in which the Fund invests and its ability to execute its investment strategy. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Large Shareholder Risk: The Fund may have one or more large shareholders or a group of shareholders investing in classes of Fund shares indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the LIBOR which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.

This is not a complete list of risks that may affect the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. New Accounting Guidance

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption will have no effect on the Fund’s net assets or results of operations.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2018 through the date that the financial statements were issued, and had determined that no additional disclosure in the financial statements is required.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets. To the extent this occurs, the Fund’s shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund’s investment advisory agreement (the Advisory Agreement), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. The Advisory Agreement was discussed at a meeting of the Independent Directors held on June 5, 2018 and at meetings of the full Board of Directors held in person on March 20, 2018 and June 12, 2018. At the meeting of the full Board of Directors on June 12, 2018, the Advisory Agreement was discussed and was unanimously continued for a term ending June 30, 2019 by the Fund’s Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive sessions.

In considering whether to continue the Advisory Agreement, the Board of Directors reviewed materials provided by an independent data provider, which included, among other things, fee, expense and performance information compared to peer funds (the Peer Funds) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment advisor (the Investment Advisor); and a memorandum from Fund counsel outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board of Directors reviewed the services that the Investment Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board of Directors of the Fund regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor to its other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board of Directors also considered the education, background and experience of the Investment Advisor’s personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have on the Fund. The Board of Directors further noted the Investment Advisor’s ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a broad-based benchmark and relevant blended benchmarks during the period. The Board of Directors noted that the Fund outperformed the Peer Funds’ medians for the one- and five-year periods ended March 31, 2018, ranking second out of five peers and first out of five peers, respectively. The Board of Directors also noted that the Fund underperformed the Peer Funds’ median for the three-year period ended March 31, 2018, ranking fourth out of five peers. The Board of Directors considered that the Fund outperformed its broad-based and blended benchmarks for the one-, three- and five-year periods ended March 31, 2018. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund’s performance during the periods. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor’s performance in managing other funds and products investing in preferred securities. The Board of Directors determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreement.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board of Directors considered the contractual and actual management fee paid by the Fund as well as the Fund’s total expense ratio. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund’s actual management fee and total expense ratio represented the Peer Funds’ median, with the Fund ranking third out of five peers for each. Based on discussions with the Independent Directors and a proposal by the Investment Advisor, the Board of

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Directors approved an amendment to the Fund’s Investment Advisory Agreement to include a 0.05% breakpoint to the Fund’s management fee on assets under management over $8.5 billion effective as of the close of business on July 31, 2018. The Board of Directors considered that the Investment Advisor continues to waive a portion of its fees and/or reimburse expenses to limit the overall operating expenses of the Fund. In light of all the considerations above, the Board of Directors concluded that the Fund’s current expense structure, as well as the expense structure adjusted for the above change, was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor’s profits and whether the profits were reasonable for the Investment Advisor. The Board of Directors noted that the Investment Advisor is currently waiving a portion of its fee and/or reimbursing expenses of the Fund. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Advisor receives by allocating the Fund’s brokerage transactions. The Board of Directors further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board of Directors also considered the administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board of Directors determined that the services received under the Administration Agreement are beneficial to the Fund. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor’s fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Fund’s advisory fee schedule will contain a 0.05% breakpoint on assets under management over $8.5 billion, effective as of the close of business on July 31, 2018. The Board of Directors also considered the Fund’s asset size and that the Investment Advisor continues to waive a portion of its fees and/or reimburse expenses to limit the overall operating expenses of the Fund, and determined that there were not at this time significant economies of scale that were not being shared with shareholders. In considering economies of scale, the Board of Directors also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board of Directors also compared the services rendered, fees paid and profitability under the Advisory Agreement to those under the Investment Advisor’s other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, noting that the Investment Advisor provides more services to the Fund than it does for institutional or subadvised accounts. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

companies and institutional accounts. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement, as well as the addition of the 0.05% breakpoint on assets over $8.5 billion, as noted above.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan, LLC, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.
How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRSX

COHEN & STEERS REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS

MLP & ENERGY OPPORTUNITY FUND

•	Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS

LOW DURATION PREFERRED AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXIX, LPXRX, LPXZX

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS DIVIDEND VALUE FUND

•	Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

•	Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

•	Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of global real estate equity securities of companies in a specified index

•	Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND

•	Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of U.S. real estate equity securities of companies in a specified index

•	Symbol: ICF

Distributed by SEI Investments Distribution Co.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers

Director and Chairman

Joseph M. Harvey

Director and Vice President

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Frank K. Ross

Director

C. Edward Ward, Jr.

Director

Adam M. Derechin

President and Chief Executive Officer

William F. Scapell

Vice President

Elaine Zaharis-Nikas

Vice President

Francis C. Poli

Secretary and Chief Legal Officer

James Giallanza

Chief Financial Officer

Albert Laskaj

Treasurer

Lisa D. Phelan

Chief Compliance Officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, NY 10017

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.

P.O. Box 219953

Kansas City, MO 64121-9953

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

280 Park Avenue

New York, NY 10017

NASDAQ Symbol:	Class A—CPXAX
Class C—CPXCX
Class F—CPXFX
Class I—CPXIX
Class R—CPRRX
Class T—CPXTX*
Class Z—CPXZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*	Class T shares are currently not available for purchase.

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

280 PARK AVENUE

NEW YORK, NY 10017

eDelivery AVAILABLE

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Semiannual Report June 30, 2018

Cohen & Steers

Preferred

Securities and

Income Fund

CPXAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Chief Executive Officer

Date:	August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Chief Executive Officer (Principal Executive Officer)

By:	/s/ James Giallanza
Name: James Giallanza Title: Chief Financial Officer (Principal Financial Officer)

Date: August 31, 2018